Stock Options and Restricted Stock Awards (Details 1) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015
Number of Shares
Outstanding	2,410,907	2,364,211
Granted	987,548	483,479
Exercised	(362,381)	(350,747)
Canceled	(11,528)	(86,036)
Outstanding	3,024,546	2,410,907
Vested or Expected to Vest	2,929,727	2,300,160
Exercisable	1,929,138	1,528,873
Weighted-Average Exercise Price
Outstanding	$ 24.55	$ 22.98
Granted	21.25	28.59
Exercised	21.50	18.46
Canceled	24.70	29.72
Outstanding	23.83	24.55
Vested or Expected to Vest	23.69	24.28
Exercisable	$ 21.77	$ 20.78
Weighted-Average Remaining Contractual Life
Outstanding	6 years 6 months	6 years 3 months 18 days
Vested or Expected to Vest	6 years 6 months	6 years 2 months 12 days
Exercisable	4 years 10 months 24 days	5 years 1 month 6 days
Aggregate Intrinsic Value
Outstanding	$ 52,470	$ 20,700
Vested or Expected to Vest	51,640	20,400
Exercisable	$ 37,450	$ 18,500